Discontinued Operations (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Mar. 31, 2011 Datong USD ($)	Mar. 31, 2011 Datong CNY	Dec. 31, 2011 Datong CNY	Dec. 31, 2010 Datong CNY	Dec. 31, 2009 Datong CNY	Mar. 25, 2011 Datong CNY
Discontinued Operations
Equity interest sold (as a percent)					55.00%	55.00%
Cash consideration received on disposal					$ 63,690	418,000
Dividend declared		10,000								10,000
Transaction cost for disposal							3,557
Results of the discontinued operations
Net revenue							65,854	251,092	53,247
(Loss) profit before tax							2,062	37,283	(19,063)
Gain on the disposal							177,949
Income tax							(52,458)	(7,618)	1,691
Net income (loss) from discontinued operations	20,266	127,553	29,665	(17,372)
Current assets:
Cash and cash equivalents										23,607
Other current assets										107,826
Goodwill and intangible assets, net										201,704
Other non-current assets										21,571
Assets of discontinued operation										354,708
Current liabilities										88,258
Non-current liabilities										3,829
Liabilities of discontinued operation										92,087
Noncontrolling interests	$ 19,852	124,948	456,079							16,127